Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2014
Transactions with Related Parties (Abstract)
Balances and Transactions with Related Parties (Table Text Block)
Consolidated Balance Sheets	As of June 30, 2014	As of December 31, 2013
Assets:
Hire receivable (c)	$ 3	$ 667
Due from related parties	$ 3	$ 667
Total assets	$ 3	$ 667
Liabilities:
Manager - payments on behalf of the Partnership (a)	$ 7,319	$ 12,333
Management fee payable to CSM (b)	-	1,353
Due to related parties	$ 7,319	$ 13,686
Deferred revenue - current (e)	6,634	5,198
Total liabilities	$ 13,953	$ 18,884
		For the six-month periods ended June 30
Consolidated Statement of Comprehensive Income	2014	2013

Revenues (c)	$ 33,632	$ 28,008
Voyage expenses	161	160
Vessel operating expenses	7,532	8,496
General and administrative expenses (d)	1,495	1,521

Charter Agreements (Table Text Block)
Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	09/2012	09/2013	$13.5 ($13.3)
M/T Agisilaos	1 TC	09/2013	08/2014	$14.3 ($14.1)
M/T Axios	1 TC	06/2012	06/2013	$14.0 ($13.8)
M/T Axios	1 TC	06/2013	07/2014	$14.8 ($14.6)
M/T Arionas	1 TC	11/2012	11/2013	$13.8 ($13.6)
M/T Arionas	1 TC	11/2013	10/2014	$14.3 ($14.1)
M/T Alkiviadis	1 TC	07/2012	07/2013	$13.4 ($13.2)
M/T Alkiviadis	1 TC	07/2013	07/2014	$14.3 ($14.1)
M/T Avax	1 TC	05/2012	05/2013	$14.0 ($13.8)
M/T Avax	1 TC	05/2013	10/2013	$14.8 ($14.6)
M/T Akeraios	1 TC	07/2012	07/2013	$14.0 ($13.8)
M/T Akeraios	1.5 TC	07/2013	12/2014	$15.0 ($14.8)
M/T Apostolos	1 TC	09/2012	10/2013	$14.0 ($13.8)
M/T Apostolos	1.2 to 1.5 TC	10/2013	12/2014	$14.9 ($14.7)
M/T Anemos I	1.2 to 1.5 TC	12/2013	02/2015	$14.9 ($14.7)
M/T Agamemnon II	1 TC	03/2013	10/2013	$14.5 ($14.5)
M/T Amoureux	1┼1 TC	10/2011	01/2014	$20.0┼$24.0 ($19.8┼$23.7)
M/T Amoureux	1 TC	01/2014	12/2014	$24.0 ($23.7)
M/T Aias	1┼1 TC	11/2011	12/2013	$20.0┼$24.0 ($19.8┼$23.7)
M/T Aias	1 TC	12/2013	11/2014	$24.0 ($23.7)
M/T Assos	1 TC	06/2014	05/2015	$14.8 ($14.6)
M/T Atrotos	1 TC	05/2014	04/2015	$14.8 ($14.6)
M/T Amore Mio II	1 TC	12/2013	11/2014	$17.0 ($16.8)
M/T Aristotelis	1.5 to 2 TC	12/2013	06/2015	$17.0 ($16.8)